Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of presentation
Basis of presentation

The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (or GAAP). These financial statements include the accounts of Teekay Offshore Partners L.P., which is a limited partnership organized under the laws of the Republic of the Marshall Islands, and its wholly owned or controlled subsidiaries (collectively, the Partnership). Unless the context otherwise requires, the terms "we," "us," or "our," as used herein, refer to the Partnership.

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Foreign currency
Foreign currency

The consolidated financial statements are stated in U.S. Dollars and the functional currency of the Partnership is the U.S. Dollar. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities that are denominated in currencies other than the U.S. Dollar are translated to reflect the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of (loss) income.

Revenues and operating expenses
Revenues

Each vessel charter may, depending on its terms, contain a lease component, a non-lease component or both. Revenues that are fixed on or prior to the commencement of the contract are recognized by the Partnership on a straight-line basis daily over the term of the contract. Where the term of the contract is based on the duration of a single voyage, the Partnership uses a discharge-to-discharge basis in determining proportionate performance for all tanker spot voyages that contain a lease and a load-to-discharge basis in determining proportionate performance for all tanker spot voyages that do not contain a lease. Consequently, the Partnership does not begin recognizing revenue until a voyage charter has been agreed to by the customer and the Partnership, even if the vessel has discharged its prior cargo and is sailing to the anticipated load location for its next voyage. For towage voyages, proportionate performance is determined based on commencement of the tow to completion of the tow. Reimbursements of vessel operating expenditures incurred to provide the contracted services to the charterer are recognized when the expenses entitling the Partnership to reimbursement are incurred. Revenue or penalties from performance-based metrics, such as production tariffs and other operational performance measures, are recognized as earned or incurred unless such performance-based revenue is based on a multi-period performance-based metric that is allocable to non-lease services provided. In such a case, the Partnership will estimate the amount of variable consideration, to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved and recognize such estimate of revenue over the performance period.

The consolidated balance sheets reflect in other current assets the accrued portion of revenues for those voyages that commence prior to balance sheet date and complete after the balance sheet date and reflect in deferred revenues or other long-term liabilities the deferred portion of revenues which will be earned in subsequent periods.

Operating expenses

Voyage expenses are all expenses unique to a particular voyage, including bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions. Vessel operating expenses include crewing, ship management services, repairs and maintenance, insurance, stores, lube oils and communication expenses.

Voyage expenses and vessel operating expenses are recognized when incurred except when the Partnership incurs pre-operational costs related to the repositioning of a vessel or offshore unit that relates directly to a specific customer contract, that generates or enhances resources of the Partnership that will be used in satisfying performance obligations in the future, and where such costs are expected to be recovered via the customer contract. In this case, such costs are deferred and amortized over the duration of the customer contract.

The Partnership recognizes the expense from vessels time-chartered from other owners, which is included in time-charter hire expenses in the accompanying consolidated statements of (loss) income, on a straight-line basis over the firm period of the charters.

Cash and cash equivalents	Cash and cash equivalents The Partnership classifies all highly-liquid investments with a maturity date of three months or less when purchased as cash and cash equivalents.
Accounts receivable and allowance for doubtful accounts
Accounts receivable and allowance for doubtful accounts

Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Partnership’s best estimate of the amount of probable credit losses in existing accounts receivable. The Partnership determines the allowance based on historical write-off experience and customer economic data. The Partnership reviews the allowance for doubtful accounts regularly and past due balances are reviewed for collectability. Account balances are charged against the allowance when the Partnership believes that the receivable will not be recovered.

Investment in equity accounted joint ventures
Investments in equity accounted joint ventures

The Partnership’s investments in equity accounted joint ventures are accounted for using the equity method of accounting. Under the equity method of accounting, the initial cost of the investment is adjusted for subsequent additional investments and the Partnership’s proportionate share of earnings or losses and distributions. The Partnership evaluates its investments in joint ventures for impairment when events or circumstances indicate that the carrying value of such investments may have experienced an other-than-temporary decline in value below carrying value. If the estimated fair value is less than the carrying value, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the Partnership’s consolidated statements of (loss) income.

Vessels and equipment
Vessels and equipment

All pre-delivery costs incurred during the construction of newbuildings and conversions, including interest, supervision and technical costs, are capitalized. The acquisition cost and all costs incurred to restore used vessels purchased by the Partnership to the standards required to properly service the Partnership’s customers are capitalized.

Vessel capital modifications include the addition of new equipment or can encompass various modifications to the vessel which are aimed at improving and/or increasing the operational efficiency and functionality of the asset. This type of expenditure is amortized over the estimated useful life of the modification. Expenditures covering recurring routine repairs or maintenance are expensed as incurred.

The Partnership's shuttle tankers are comprised of two components: i) a conventional tanker (or the tanker component) and ii) specialized shuttle equipment (or the shuttle component). The Partnership differentiates these two components on the principle that a shuttle tanker can also operate as a conventional tanker without the use of the shuttle component. The economics of this alternate use depend on the supply and demand fundamentals in the two segments. Historically, the Partnership assessed the useful life of the tanker component as being 25 years and the shuttle component as being 20 years. During the year ended December 31, 2018, the Partnership considered challenges associated with shuttle tankers approaching 20 years of age in recent years and reassessed the useful life of the tanker component to 20 years. This change in estimate, which commenced as of January 1, 2018, affected 21 vessels in the Partnership's shuttle tanker fleet. The effect of this change in estimate was an increase in depreciation and amortization expense and net loss of $15.7 million, or $0.04 per basic and diluted common unit, for the year ended December 31, 2018.
Depreciation is calculated on a straight-line basis over a vessel’s estimated useful life to an estimated residual value. Floating production storage and offloading (or FPSO) units are depreciated using an estimated useful life of 20 to 25 years commencing the date the unit is installed at the oil field and is in a condition that is ready to operate. Some of the Partnership’s FPSO units have oil field specific equipment, which is depreciated over the expected life of the oil field. Floating storage and off take (or FSO) units are depreciated over the estimated contract term or the estimated useful life of the specific unit. The unit for maintenance and safety (or UMS) is depreciated over an estimated useful life of 35 years commencing the date it arrived at the oil field and was in a condition that was ready to operate. Towage and offshore installation vessels are depreciated over an estimated useful life of 25 years commencing the date the vessel is delivered from the shipyard. Depreciation of vessels and equipment for the years ended December 31, 2018, 2017 and 2016, totaled $348.4 million, $286.1 million, and $281.2 million, respectively. Depreciation and amortization includes depreciation on all owned vessels.
Interest costs capitalized to vessels and equipment for the years ended December 31, 2018, 2017 and 2016 totaled $11.1 million, $29.6 million and $27.1 million, respectively.

Generally, the Partnership dry docks each shuttle tanker and towage vessel every two and a half to five years. UMS, FSO and FPSO units are generally not dry docked. The Partnership capitalizes a portion of the costs incurred during dry docking and amortizes those costs on a straight-line basis from the completion of a dry docking over the estimated useful life of the dry dock. Included in capitalized dry docking are costs incurred as part of the dry docking to meet regulatory requirements, or expenditures that either add economic life to the vessel, increase the vessel’s earning capacity or improve the vessel’s operating efficiency. The Partnership expenses costs related to routine repairs and maintenance performed during dry docking that do not improve operating efficiency or extend the useful lives of the assets.

Dry-docking activity for the three years ended December 31, 2018, 2017 and 2016 is summarized as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2018	2017	2016
	$	$	$
Balance at beginning of the year	42,829	49,238	42,822
Cost incurred for dry-docking	23,602	17,183	25,043
Dry-docking amortization	(23,893)	(22,870)	(18,627)
Write down / sale of vessels with capitalized dry-dock expenditure	—	(722)	—
Balance at end of the year	42,538	42,829	49,238

Vessels and equipment that are “held and used” are assessed for impairment when events or circumstances indicate the carrying amount of the asset may not be recoverable. If the asset’s net carrying value exceeds the net undiscounted cash flows expected to be generated over its remaining useful life, the carrying amount of the asset is reduced to its estimated fair value. The estimated fair value for the Partnership’s impaired vessels is determined using discounted cash flows or appraised values. In cases where an active second hand sale and purchase market does not exist, the Partnership uses a discounted cash flow approach to estimate the fair value of an impaired vessel. In cases where an active second hand sale and purchase market exists, an appraised value is used to estimate the fair value of an impaired vessel. An appraised value is generally the amount the Partnership would expect to receive if it were to sell the vessel. Such appraisal is normally completed by the Partnership. When an asset impairment occurs, the Partnership adjusts the carrying value of the asset to its new cost base and writes off the asset's accumulated depreciation.

Asset retirement obligation
Asset retirement obligation

The Partnership has an asset retirement obligation (or ARO) relating to the sub-sea mooring and riser system associated with the Randgrid FSO unit. This obligation involves the costs associated with the restoration of the environment surrounding the facility and removal of all equipment, which are subsequently to be reimbursed by the charterer. This obligation is expected to be settled at the end of the contract under which the FSO unit operates, which is currently estimated to be May 2024.

The Partnership records the fair value of an ARO as a liability in the period when the obligation arises. The fair value of the ARO is measured using expected future cash outflows discounted at the Partnership’s credit-adjusted risk-free interest rate. When the liability is recorded, and as the ARO will be covered by contractual payments to be received from the charterer, the Partnership records a separate receivable concurrently with the ARO being created. Each period, the liability is increased for the change in its present value. Changes in the amount or timing of the estimated ARO are recorded as an adjustment to the related liability and asset.

Debt issuance costs
Debt issuance costs

Debt issuance costs related to a recognized debt liability, including bank fees, commissions and legal expenses, are capitalized and amortized over the term of the relevant loan facility to interest expense using an effective interest rate method. Debt issuance costs are presented as a reduction from the carrying amount of that debt liability, unless no amounts have been drawn under the debt liability or the debt issuance costs exceed the carrying value of the related debt liability, in which case the debt issuance costs are presented as other non-current assets.

Fees paid to amend a non-revolving credit facility are associated with the extinguishment of the old debt instrument and included in determining the debt extinguishment gain or loss to be recognized. Any unamortized debt issuance costs would be written off. If a debt amendment is considered not to be a substantial amendment, then the fees would be associated with the replacement or modified debt instrument and, along with any existing unamortized debt issuance costs and premium or discount, would be amortized as an adjustment of interest expense over the remaining term of the replacement or modified debt instrument using the effective interest method. Other related costs incurred with third parties directly related to the modification, other than the loan amendment fee, are expensed as incurred.

Fees paid to amend revolving credit facilities are deferred and amortized over the term of the modified credit facility. If the borrowing capacity is increased as a result of the amendment, unamortized loan costs of the original facility would be deferred and amortized over the term of the modified credit facility. If the borrowing capacity is decreased as a result of the amendment, a proportionate amount, based on the reduction in borrowing capacity, of the unamortized debt issuance costs of the original facility would be written off and the remaining amount would be deferred and amortized over the term of the modified credit facility.

Goodwill
Goodwill

Goodwill is not amortized, but reviewed for impairment at the reporting unit level on an annual basis or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. When goodwill is reviewed for impairment, the Partnership will measure the amount by which a reporting unit’s carrying value exceeds its fair value, with the maximum impairment not to exceed the carrying value of goodwill.

Derivative instruments
Derivative instruments

All derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying consolidated balance sheets and subsequently remeasured to fair value, regardless of the purpose or intent for holding the derivative. The method of recognizing the resulting gain or loss is dependent on whether the derivative contract is designed to hedge a specific risk and also qualifies and is designated for hedge accounting. During the years ended December 31, 2018 and 2017, certain of the Partnership's interest rate swaps were designated in qualifying hedging relationships and hedge accounting was applied in the consolidated financial statements or within the Partnership's equity-accounted joint ventures (see note 12).

When a derivative is designated in a cash flow hedge, the Partnership formally documents the relationship between the derivative and the hedged item. This documentation includes the strategy and risk management objective for undertaking the hedge and the method that will be used to assess the effectiveness of the hedge. Any hedge ineffectiveness is recognized immediately in earnings, as are any gains and losses on the derivative that are excluded from the assessment of hedge effectiveness. The Partnership does not apply hedge accounting if it is determined that the hedge was not effective or will no longer be effective, the derivative was sold or exercised, or the hedged item was sold, repaid or is no longer probable of occurring. As at December 31, 2018, the Partnership has de-designated all hedging relationships and does not apply hedge accounting to any of its derivative instruments.

For derivative financial instruments designated in qualifying cash flow hedges, changes in the fair value of the effective portion of the derivative financial instruments are initially recorded as a component of accumulated other comprehensive income in equity. In the periods when the hedged items affect earnings, the associated fair value changes on the hedging derivatives are transferred from equity to the corresponding earnings line item in the consolidated statements of (loss) income. The ineffective portion of the change in fair value of the derivative financial instruments is immediately recognized in the interest expense line of the consolidated statements of (loss) income. A portion of the ineffectiveness of the fair value of derivative instruments is recognized in the equity accounted joint ventures line of the consolidated balance sheets. If a cash flow hedge is de-desiganted and the originally hedged item is still considered probable of occurring, the gains and losses initially recognized in equity remain there until the hedged item impacts earnings, at which point they are transferred to the corresponding earnings line item in the consolidated statements of (loss) income. If the hedged item is no longer probable of occurring, amounts recognized in equity are immediately transferred to the relevant earnings line item in the consolidated statements of (loss) income.

For derivative financial instruments that are not designated as accounting hedges, the changes in the fair value of the derivative financial instruments are recognized in earnings. Gains and losses from the Partnership’s non-designated foreign currency forward contracts and interest rate swaps are recorded in realized and unrealized loss on derivative instruments in the consolidated statements of (loss) income. Gains and losses from the Partnership’s non-designated cross currency swaps are recorded in foreign currency exchange loss in the consolidated statements of (loss) income.

Unit-based compensation
Unit-based compensation

The Partnership grants restricted unit-based compensation awards as incentive-based compensation to certain employees of the Partnership and Teekay Corporation’s subsidiaries that provide services to the Partnership (see note 17). The Partnership measures the cost of such awards using an option pricing model to determine the grant date fair value of the award and recognizes that cost, net of estimated forfeitures, over the requisite service period. The requisite service period consists of the period from the grant date of the award to the earlier of the date of vesting or the date the recipient becomes eligible for retirement. For unit-based compensation awards subject to graded vesting, the Partnership calculates the value of the award as if it was one single award with one expected life and amortizes the calculated expense for the entire award on a straight-line basis over the requisite service period. Certain of these awards are cash settled. For cash settled awards, the fair value of such awards is remeasured at each reporting date, based on the fair market value of the Partnership's common units at that date, with the change in fair value recognized as compensation expense. Unit-based compensation expenses are recorded under general and administrative expenses in the Partnership’s consolidated statements of (loss) income.

Income taxes
Income taxes

The Partnership is subject to income taxes relating to its subsidiaries in Norway, Australia, Brazil, the United Kingdom, Singapore, Qatar, Canada, Luxembourg and the Netherlands. The Partnership accounts for such taxes using the liability method. Under the liability method, deferred tax assets and liabilities are recognized for the anticipated future tax effects of temporary differences between the financial statement basis and the tax basis of the Partnership’s assets and liabilities using the applicable jurisdictional tax rates. A valuation allowance for deferred tax assets is recorded when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized.

Recognition of uncertain tax positions is dependent upon whether it is more-likely-than-not that a tax position taken or expected to be taken in a tax return will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. If a tax position meets the more-likely-than-not recognition threshold, it is measured to determine the amount of benefit to recognize in the consolidated financial statements based on guidance in the interpretation. The Partnership recognizes interest and penalties related to uncertain tax positions in income tax recovery (expense) in the Partnership’s consolidated statements of (loss) income.

Accounting pronouncements
Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (or FASB) issued Accounting Standards Update 2014-09, Revenue from Contracts with Customers (or ASU 2014-09). ASU 2014-09 requires an entity to recognize revenue when it transfers promised goods or services to customers at an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This update creates a five-step model that requires entities to exercise judgment when considering the terms of the contract(s) which include (i) identifying the contract(s) with the customer, (ii) identifying the separate performance obligations in the contract, (iii) determining the transaction price, (iv) allocating the transaction price to the separate performance obligations, and (v) recognizing revenue as each performance obligation is satisfied. ASU 2014-09 was adopted by the Partnership January 1, 2018, and has been applied, at the Partnership’s option, as a cumulative-effect adjustment as of the date of adoption. The Partnership has elected to apply ASC 2014-09 only to those contracts that were not completed as of January 1, 2018. The Partnership identified the following differences:

•
Voyage revenues from towage and offshore installation vessels are recognized over the period where the tow is being performed instead of the period of the tow and the mobilization and demobilization of the towage vessel. The cumulative-effect adjustment on January 1, 2018 and the impact for the year ended December 31, 2018 was insignificant.

•
Revenue from time-charter contracts with fixed annual increases in the daily hire rate during the firm period of the charter to compensate for expected inflationary cost increases are recognized on a smoothed basis over the term of the time-charter, instead of recognized when due under the contract. For time-charters with a termination fee owing if the contract is not extended past the contract term, the non-lease portion of such termination fee is recognized over the contract term, instead of recognized when the termination fee is incurred. These changes had the impact of increasing revenue by $2.9 million for the year ended December 31, 2018, as well as increasing other assets by $11.4 million, decreasing deferred tax assets by $0.9 million and increasing equity by $10.5 million as at December 31, 2018. The cumulative-effect adjustment on January 1, 2018 was an increase to equity of $7.7 million.

•
In certain cases, the Partnership incurs pre-operational costs that relate directly to a specific customer contract, that generate or enhance resources of the Partnership that will be used in satisfying performance obligations in the future, whereby such costs are expected to be recovered via the customer contract. Such costs are deferred and amortized over the duration of the customer contract. The Partnership previously expensed such costs as incurred unless the costs were directly reimbursable by the contract or if they were related to the mobilization of offshore assets to an oil field. This change had the impact of decreasing (increasing) voyage expenses by $1.8 million, vessel operating expenses by $(2.6) million, depreciation and amortization by $1.1 million and equity income by $0.6 million for the year ended December 31, 2018, as well as increasing other assets by $27.8 million, investments in equity accounted joint ventures by $1.2 million, and equity by $29.0 million as at December 31, 2018. The cumulative increase to opening equity as at January 1, 2018 was $29.4 million.

•
The Partnership manages FPSO units owned by Teekay Corporation and other vessels. Upon the adoption of ASU 2014-09, costs incurred by the Partnership for its onshore staff and seafarers are presented as vessel operating expenses and the reimbursement of such expenses are presented as revenue, instead of such amounts being presented on a net basis. This had the impact of increasing revenues and vessel operating expenses by $41.2 million for the year ended December 31, 2018. There was no cumulative impact to opening equity as at January 1, 2018.

•
Operating costs for the Partnership's Volatile Organic Compounds (or VOC) plants on certain shuttle tankers are presented as vessel operating expenses and the reimbursement of such expenses are presented as revenue instead of such amounts being presented on a net basis. This had the impact of increasing revenues and vessel operating expenses by $8.3 million for the year ended December 31, 2018. There was no cumulative impact to opening equity as at January 1, 2018.

•
The Partnership previously presented the net allocation for its vessels participating in revenue sharing arrangements as revenues. The Partnership has determined that it is the principal in voyages its vessels perform that are included in the revenue sharing arrangements. As such, the revenue from those voyages is presented in voyage revenues and the difference between this amount and the Partnership's net allocation from the revenue sharing arrangement is presented as voyage expenses. This had the impact of increasing revenues and voyage expenses by $13.1 million for the year ended December 31, 2018. There was no cumulative impact to opening equity as at January 1, 2018.

•
The Partnership previously presented all accrued revenue as a component of accounts receivable. The Partnership has determined that if the right to such consideration is conditional upon something other than the passage of time before payment of that consideration is due, such accrued revenue should be presented apart from accounts receivable. This had the impact of increasing other current assets and decreasing accounts receivable by $5.7 million at December 31, 2018. There was no cumulative impact to opening equity as at January 1, 2018.

•
Deferred costs have presented solely as a long-term asset if the remaining charter contract is more than one year or presented solely as a short-term asset if the charter contract is less than one year. This had the impact of decreasing other current assets and increasing long term assets by $14.5 million as at December 31, 2018. There was no cumulative impact to opening equity as at January 1, 2018.

In August 2016, the FASB issued Accounting Standards Update 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (or ASU 2016-15), which, among other things, provides guidance on two acceptable approaches of classifying distributions received from equity method investees in the statements of cash flows and application of the predominance principle on the cash flow statement classification of cash receipts and payments that have aspects of more than one class of cash flows. ASU 2016-15 became effective for the Partnership January 1, 2018, with a retrospective approach required on adoption. The Partnership has elected to classify distributions received from equity method investees in the statement of cash flows based on the nature of the distribution. In addition, the adoption of ASU 2016-15 resulted in $37.3 million of cross currency swap payments that were related to the principal prepayment or repayment of long-term debt for the year ended December 31, 2018 (December 31, 2017 - $66.7 million and December 31, 2016 - $42.3 million), being reclassified from a net operating cash outflow to a prepayment or repayment of long-term debt in net financing cash flow as the amounts related entirely or predominantly to the termination or final settlement of the cross currency swaps.
In November 2016, the FASB issued Accounting Standards Update 2016-18, Statement of Cash Flows: Restricted Cash (or ASU 2016-18). ASU 2016-18 requires that the statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Entities are also required to reconcile such total to amounts on the balance sheet and disclose the nature of the restrictions. ASU 2016-18 became effective for the Partnership January 1, 2018. Adoption of ASU 2016-18 resulted in the Partnership including in its statement of cash flows changes in cash, cash equivalents and restricted cash.
In August 2018, the FASB issued Accounting Standards Update 2018-15, Intangibles-Goodwill and Other-Internal Use Software: Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract, (or ASU 2018-15). ASU 2018-15 aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. ASU 2018-15 is effective for annual and interim periods beginning after December 15, 2019, with early adoption permitted. This update was adopted by the Partnership on October 1, 2018. There was no impact on transition from the adoption of this update.
In October 2017, the FASB issued Accounting Standards Update 2017-04, Simplifying the Test for Goodwill Impairment. Pursuant to this update, goodwill impairment will now be measured as the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying value of goodwill. This update eliminates existing guidance that required an entity to determine goodwill impairment by calculating the implied fair value of goodwill by hypothetically assigning the fair value of a reporting unit to all of its assets and liabilities as if that reporting unit had been acquired in a business combination. This update was adopted by the Partnership on October 1, 2018. There was no impact on transition from the adoption of this update.
In February 2016, the FASB issued Accounting Standards Update 2016-02, Leases (or ASU 2016-02). ASU 2016-02 establishes a right-of- use model that requires a lessee to record a right of use asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. For lessees, leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. ASU 2016-02 requires lessors to classify leases as a sales-type, direct financing, or operating lease. A lease is a sales-type lease if any one of five criteria are met, each of which indicate that the lease, in effect, transfers control of the underlying asset to the lessee. If none of those five criteria are met, but two additional criteria are both met, indicating that the lessor has transferred substantially all of the risks and benefits of the underlying asset to the lessee and a third party, the lease is a direct financing lease. All leases that are not sales-type leases or direct financing leases are operating leases. ASU 2016-02 is effective January 1, 2019, with early adoption permitted. FASB issued an additional accounting standards update in July 2018 that made further amendments to accounting for leases, including allowing the use of a transition approach whereby a cumulative effect adjustment is made as of the effective date, with no retrospective effect. The Partnership has elected to use this new optional transition approach. The Partnership will adopt ASU 2016-02 on January 1, 2019. To determine the cumulative effect adjustment, the Partnership will not reassess whether any expired or existing contracts are, or contain leases, will not reassess lease classification, and will not reassess initial direct costs for any existing leases. The adoption of ASU 2016-02 will result in a change in the accounting method for the lease portion of the daily charter hire for the Partnership's chartered-in vessels accounted for as operating leases with firm periods of greater than one year. As of December 31, 2018, the Partnership had four in-chartered vessels in its fleet, the accounting for three of which vessels will be impacted by the adoption of ASU 2016-02 as well as a small number of office leases. Under ASU 2016-02, the Partnership will recognize a right-of-use asset and a lease liability on the balance sheet for these charters and office leases based on the present value of future minimum lease payments, whereas currently no right-of-use asset or lease liability is recognized. The right of use asset and lease liability to be recognized on January 1, 2019 is $19.4 million. The pattern of expense recognition of chartered-in vessels is expected to remain substantially unchanged, unless the right of use asset becomes impaired. In addition, direct financing lease payments received will be presented as an operating cash inflow instead of an investing cash inflow in the statement of cash flows.

In June 2016, the FASB issued Accounting Standards Update 2016-13, Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments (or ASU 2016-13). ASU 2016-13 replaces the incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. This update is effective for the Partnership January 1, 2020, with a modified-retrospective approach. The Partnership is currently evaluating the effect of adopting this new guidance.

Fair value measurements
Fair value measurements

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents and restricted cash - The fair values of the Partnership’s cash and cash equivalents and restricted cash approximate their carrying amounts reported in the accompanying consolidated balance sheets.
Contingent consideration liability

In August 2014, the Partnership acquired 100% of the outstanding shares of Logitel Offshore Holding AS (or Logitel), a Norway-based company focused on high-end UMS, from Cefront Technology AS (or Cefront) for $4.0 million. The Partnership paid the purchase price in cash at closing, plus a commitment to pay an additional amount of up to $27.6 million, depending on certain performance criteria. For a description of the performance criteria, please refer to the Partnership's Annual Report on Form 20-F for the year ended December 31, 2015.

The Arendal Spirit UMS was delivered to the Partnership on February 16, 2015. During the second quarter of 2016, the Partnership canceled the UMS construction contracts for its two remaining UMS newbuildings. This was expected to eliminate any future purchase price contingent consideration payments. Consequently, the contingent liability associated with the UMS newbuildings was reversed in the second quarter of 2016. The gain associated with this reversal is included in Other (expense) income - net on the Partnership's consolidated statement of income for the year ended December 31, 2016. In September 2017, CeFront and subsidiaries of the Partnership entered into a settlement agreement relating to this contingent liability (see note 14b).
The Partnership categorizes its fair value estimates using a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1.Observable inputs such as quoted prices in active markets;
Level 2.Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and
Level 3.Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

Derivative instruments and Long-term debt
Derivative instruments – The fair value of the Partnership’s derivative instruments is the estimated amount that the Partnership would receive or pay to terminate the agreements at the reporting date, taking into account current interest rates, foreign exchange rates and the current credit worthiness of both the Partnership and the derivative counterparties. The estimated amount is the present value of future cash flows. The Partnership transacts all of its derivative instruments through investment-grade rated financial institutions at the time of the transaction. The Partnership’s interest rate swap agreements and foreign currency forward contracts require no collateral from these institutions; however, collateral is required by these institutions on some of the Partnership’s cross currency swap agreements and as at December 31, 2018 the Partnership had pledged $1.2 million of cash as collateral (2017 - $4.1 million), which has been recorded as restricted cash on the Partnership's consolidated balance sheets.

Long-term debt – The fair value of the Partnership’s fixed-rate and variable-rate long-term debt is either based on quoted market prices or estimated using discounted cash flow analysis based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the Partnership.

Segment reporting
Segment Reporting
The Partnership is engaged in the international marine transportation of crude oil, the offshore processing and storage of crude oil, long-distance ocean towage and offshore installation services, and maintenance and safety services through the operation of its shuttle and conventional tankers, FSO units, FPSO units, towage and offshore installation vessels and UMS. The Partnership’s revenues are earned in international markets.

The Partnership has six reportable segments: its FPSO segment; its shuttle tanker segment; its FSO segment; its UMS segment; its towage and offshore installation vessels (or towage) segment; and its conventional tanker segment. The Partnership’s FPSO segment consists of its FPSO units to service its FPSO contracts. The Partnership’s shuttle tanker segment consists of shuttle tankers operating primarily on fixed-rate contracts of affreightment, time-charter contracts or bareboat charter contracts. The Partnership’s FSO segment consists of its FSO units subject to fixed-rate, time-charter contracts or bareboat charter contracts. The Partnership’s UMS segment consists of one unit currently in lay-up. The Partnership’s towage and offshore installation vessels segment consists of long-distance towage and offshore installation vessels which operate on time-charter or voyage charter contracts. The Partnership’s conventional tanker segment consists of two in-chartered conventional tankers, which are currently operating in the spot conventional tanker market. Segment results are evaluated based on income from vessel operations. The accounting policies applied to the reportable segments are the same as those used in the preparation of the Partnership’s consolidated financial statements.